Income Taxes	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The effective tax rate for the three months ended March 31, 2018 and 2017 was 25.6% and 64.6%, respectively. The effective tax rate for the three months ended March 31, 2018 improved as a result of favorable geographic mix of earnings, including improved results in jurisdictions where the Company cannot benefit from pre-tax losses, and a lower U.S. tax rate. In December 2017, the U.S. government enacted new tax legislation (U.S. tax reform). U.S. tax reform changed many aspects of U.S. corporate income taxation, including reducing the corporate tax rate from 35% to 21%, implementing a quasi-territorial tax system and imposing a tax on deemed repatriated earnings of certain foreign subsidiaries. The Company reasonably estimated the effects of U.S. tax reform in the three months ended December 31, 2017. Those provisional estimates were not changed during the three months ended March 31, 2018. During 2018, however, the Company will continue assessing its previously recorded impacts of U.S. tax reform. Any revisions to the Company’s prior estimates will be treated in accordance with the measurement period guidance outlined in Staff Accounting Bulletin No. 118.